Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WELLINGTON FUND
Prospectus Date	rr_ProspectusDate	Mar. 28, 2025
ETF | Vanguard Short-Term Tax-Exempt Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ETF Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities between one month and seven years.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing approach designed to track the performance of the S&P 0-7 Year National AMT-Free Municipal Bond Index (the Index). This Index measures the performance of the investment-grade, fixed-rate U.S. municipal bond market with maturities between one month and seven years as determined by the Index provider, S&P Dow Jones Indices LLC. This Index includes municipal bonds from issuers that are primarily state and local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (AMT) (excluding bonds issued by U.S. territories and commonwealths and certain other bonds as determined by the Index Provider). To be eligible for inclusion in the Index, each bond must have a rating of at least investment-grade, as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., at least BBB– by Fitch Ratings, Inc), the lowest rating will be used in determining if the bond is investment grade. Each bond must also be denominated in U.S. dollars; generally must be part of an offering where the original offering amount was at least $100 million; and generally have a minimum par (i.e., currently outstanding face value) amount of $25 million. In addition, to be included in the Index, each bond must have a remaining term to final maturity that is less than seven years and greater than or equal to one calendar month. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in securities held in the Index. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities whose income will be exempt from federal income taxes and the federal AMT. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index, which, under normal circumstances, is not expected to exceed 4 years. As of November 30, 2024, the dollar-weighted average maturity of the Index was 3.1 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	Because the Fund is an exchange-traded fund (ETF) and the Fund’s shares are traded on an exchange, the Fund is subject to additional risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund (based on NAV) in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of the Fund’s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund (based on NAV) in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of the Fund’s target index, which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Short-Term Tax-Exempt Bond Index Fund ETF Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Income Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. In general, credit risk should be relatively low for the Fund because it invests primarily in bonds that are considered to be of high quality.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | index-related Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Index-related risks. The Fund is subject to risks associated with index investing, which include passive management risk, tracking error risk, and index provider risk. Passive management risk is the chance that the Fund’s use of an indexing strategy will negatively impact the Fund’s performance. Because the Fund seeks to track the performance of its target index regardless of how that index is performing, the Fund’s performance may be lower than it would be if the Fund were actively managed. Tracking error risk is the chance that the Fund’s performance will deviate from the performance of its target index. Tracking error risk may be heightened during times of increased market volatility or under other unusual market conditions. Index provider risk is the chance that the Fund will be negatively impacted by changes or errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Index Sampling Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund is expected to be low to moderate.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Regional Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Regional risk, which is the chance that economic, political, or regulatory occurrences within a certain state may adversely affect the value of securities offered by issuers located within that state. Because the Fund may invest a large portion of its assets in securities located in any one state, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Nondiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Nondiversification risk. Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer, and the Fund’s shares may experience significant fluctuations in value.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | ETF exchange_volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | ETF_active trading_increased risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | ETF_trading halted [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.06%	[1]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
2024	rr_AnnualReturn2024	1.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2023
Transaction Fee on Purchases and Sales	wellington_TransactionFeeOnPurchasesandSales	none	[2]
Transaction Fee on Reinvested Dividends	wellington_TransactionFeeOnReinvestedDividends	none	[2]
wellington_TransactionFeeOnConversionToETFShares
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Based on NAV | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.91%
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Based on Market Price | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.95%
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Based on NAV Return After Taxes on Distributions | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.91%
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.30%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.88%
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | S&P 0-7 Year National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.95%
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.72%

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	None through Vanguard (Broker fees vary)